Note 16 - Stock-based Compensation (Narrative) (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Granted or Issued, Share-based Payment Arrangement [Abstract]
Stock option exercised, shares	225,000	0	0
Exercise price		$ 0	$ 0
Stock options forfeited	10,000	100,000	0
Exercise prices for options, lower range limit	$ 0.04	$ 0.04	$ 0.04
Exercise prices for options, upper range limit	$ 2.00	$ 2.00	$ 2.00
Aggregate intrinsic value for vested and exercisable options	$ 3,034,841	$ 981,088	$ 2,085,866
Weighted average remaining contractual term for outstanding exercisable stock options	6 years 1 month 6 days	6 years 7 months 13 days	7 years 4 months 24 days
Exercise Price $0.21
Shares Granted or Issued, Share-based Payment Arrangement [Abstract]
Stock option exercised, shares	175,000
Exercise price	$ 0.21
Exercise Price $0.15
Shares Granted or Issued, Share-based Payment Arrangement [Abstract]
Stock option exercised, shares	50,000
Exercise price	$ 0.15